(ICON)

Prudential
Europe
Growth
Fund, Inc.

SEMI
ANNUAL
REPORT
Oct. 31, 1999

(LOGO)

A Message from the Fund's President                           December 15, 1999
-------------------------------------------------------------------------------
(PHOTO)

Dear Shareholder,
European stocks were volatile through the six months ended October 31, 1999, finishing only slightly above their starting level. Prudential Europe Growth Fund Class A shares returned 1.01%, trailing the 2.38% Lipper Average of Europe Region funds primarily because the Fund was particularly exposed to the interest-rate concerns that drove the uncertainty. Despite low inflation, investors' fear of interest-rate increases led them to doubt the expected returns on long-term growth stocks of the kind the Fund prefers. Moreover, the Fund's financial stocks did poorly because interest-rate increases tend to hurt bank stocks. In addition, a surprise rate hike in the United Kingdom--where the Fund has its largest country focus--caused stocks there to trail the rest of Europe instead of leading, as they did earlier in the year. The Fund's performance over the past 12 months, which also included a more optimistic market, was modestly above average.

Despite increases in European interest rates, they are still much below the double-digit rates that were common not too long ago. European stocks, however, have not yet had the growth surge that accompanied historically low interest rates in the United States. Although economies are speeding up considerably throughout Europe, recent stock-price increases have been modest. We think Europe is still in the early stages of a prolonged economic expansion, similar to U.S. progress of the past decade, with potential long-term benefits to shareholders.

Prudential generally recommends that investors, in consultation with their financial advisers, establish a diversified asset allocation strategy to help stabilize their returns over time. Over the past few years, European, Japanese, and U.S. stocks have had periods of substantially superior performance, while shifts in market favor from one region to another can happen very swiftly. Prudential Europe Growth Fund can play an important role in your geographic diversification.

Yours sincerely,

John R. Strangfeld
President
Prudential Europe Growth Fund, Inc.

Performance Review
-------------------------------------------------------------------------------
(PHOTOS)

Steve Auth, Bill Higgins, and Jean-Yves Chereau--Fund Managers

Investment Goals and Style
Prudential Europe Growth Fund invests primarily in stocks of companies in Europe, selecting a diversified portfolio for long-term growth of capital. Steve Auth, head of Prudential's global equity group, designs overall strategy. Bill Higgins focuses on the Fund's core holdings, while Jean-Yves Chereau, head of Prudential's Europe-based team, focuses on tactical positions that we trade more actively. The Fund is subject to all of the risks associated with foreign investing, including currency, political and social risks, and potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

A focus on long-term growth
The core of our portfolio has remained relatively stable for some time, focused on leading companies in industries that we expect to grow substantially over several years. Our five largest holdings, described individually in our five largest holdings table, have been among our top 10 for at least a year and, in some cases, for much longer. We believe Europe is benefiting from the recovery of exports to Asian countries, as well as from a trend toward better consumer service, technological innovations, and cross-border competition and corporate restructuring that increase productivity and profitability. European economic growth may be on the verge of a sustained rise such as it has not seen in a long time. The kind of growth-oriented companies we prefer should be the greatest beneficiaries.

Our largest focuses on October 31, 1999, were telecommunications, finance, and services (including outsourcing and media). We added to our holdings of advertising and media firms. We dropped Volkswagen AG--among our larger sales-- because it wasn't showing the earnings growth we expected from strong car markets and improved productivity. Our comparative performance was probably hurt because we owned little in the energy sector, which outperformed the average over our six-month reporting period. In addition, the portion of our assets we allocate for more active trading detracted from our return.

Strengthening our media theme
Outsourcing (Capita Group PLC) and media companies were prominent among the greatest contributors to this half-year return. We believe media companies are currently among the greatest beneficiaries of the growth of the Internet, as new electronic commerce businesses advertise in conventional media to build their customer bases. Media companies also are likely to benefit from the increasing consumer focus and competitive environment throughout Europe, as well as from economic growth and deregulation. For example, newly deregulated utilities are using advertising to improve their relations with their customers. We added Aegis Group SA, a U.K.-based firm that is the leading media purchasing agency in Europe. We already owned Havas Advertising (France). British Sky Broadcasting Group PLC, the U.K.-based pay-television company, also was a large contributor and should benefit from the arrival of digital broadcasting in Europe. All three were among the largest contributors to our return in this reporting period.

-------------------------------------------------------------------------------
Telecommunications still strong
Telecommunications was one of our largest industry focuses at period end, and has been the only European growth sector with strong performance in 1999. This was driven by the expansion of cellular telephony and the prospect of new services on both fixed and mobile telephones. Europe is well ahead of the United States in the development of advanced telecommunications services. Nokia Corp., our largest holding (see description in table), made the largest contribution to our performance. Vodafone Group PLC and COLT Telecom Group PLC were also major contributors. Both are U.K. based--the former offers mobile phone service globally; the latter offers bundled phone services to businesses, and is expanding across Europe.

Banks are restructuring
We continue to believe that the banking industry will benefit from growing economies, bank consolidation, higher-revenue services (such as mutual funds), and a growing interest in investing on the part of European consumers. The financial sector was hurt during our reporting period by the wave of Central Bank interest-rate increases. These threatened to slow economic growth and the pace of lending activity, but we believe further large increases are unnecessary

Performance at a Glance

Cumulative Total Returns1                                As of 10/31/99

                                    Six       One       Five        Since
                                   Months     Year      Years      Inception2
Class A                             1.01%    10.80%    106.08%      110.23%
Class B                             0.60      9.84      97.94       101.41
Class C                             0.66      9.71      97.91       101.38
Class Z                             1.17     11.07       N/A         80.28
Lipper European Region Fund Avg.3   2.38     10.72     109.13         ***

Average Annual Total Returns1                               As of 9/30/99

                                              One       Five         Since
                                              Year     Years       Inception2
Class A                                      11.00%    14.71%       13.75%
Class B                                      10.86     14.83        13.85
Class C                                      13.56     14.71        13.74
Class Z                                      17.11      N/A         17.91

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception dates: Class A, B, and C, 7/13/94; Class Z, 4/15/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the European Region Fund category. The Lipper average is unmanaged. European Region funds concentrate their investment in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region.

*** Lipper Since Inception returns are 122.93% for Class A, B, and C, and 71.56% for Class Z, based on all funds in each share class.

Review Cont'd.
-------------------------------------------------------------------------------
because inflation rates have not exceeded their targets. Moreover, global competition, greater consumer pricing power, and increasing productivity are all continuing to hold inflation in check.

Nonetheless, we reduced our holdings of Kredietbank NV(Belgium) and Standard Chartered PLC--the latter on concerns about Hong Kong where it has most of its business. We also reduced our commitment to Banco Santander Central Hispano SA, which had become one of our largest holdings. We sold Allied Irish Banks PLC because we felt we no longer needed two Irish banks (we own Bank of Ireland).

Looking Ahead
We believe that the long-term trends in which we have invested are well entrenched, and we see little reason to change our portfolio significantly. We believe European stocks were hurt when investors overlooked the benefits of a restructuring European economy because they were distracted by the strong U.S. economy and by their perception that emerging markets had resumed their growth. The combination of low interest rates and benign inflation should stimulate what has been a sluggish European economic picture. Consumer sentiment is strengthening. In addition, the revival of the Pacific Basin and Latin America should increase European exports to those regions. The overall investment picture is promising, as reflected in sharp successive accelerations of European stocks in October 1999 and November 1999 (after the end of our reporting period).

Geographic Concentration
Expressed as a percentage of net assets as of 10/31/99

United Kingdom               29.4%
France                       15.1
Other Continental Europe      9.1
Federal Republic of Germany   8.6
Italy                         8.4
Spain                         6.5
Sweden                        5.8
Netherlands                   5.3
Switzerland                   4.9
Cash & Equivalents            6.9

Five Largest Holdings    Expressed as a percentage of net assets as of 10/31/99

Security/Industry              Comments
% of Net Assets

Nokia Corp.                    The leading global manufacturer of wireless
Telecommunication Equipment    telephones, a market that has beaten all growth
3.4%                           forecasts. New digital services, such as short
                               messaging and Internet access, are soon to add to revenue growth. Net income grew 77% in 1998.

Compass Group PLC              The leading global food service company. Its
Food Products & Services       customers outsource their vending and
2.8%                           institutional dining (corporate, educational
                               institutions, prisons, and military) needs to Compass, which also operates franchises in institutional settings for Burger King, T.G.I.
                               Friday's, and Pizza Hut.

Hays PLC                       Outsourcer of business services, such as
Business & Public Services     delivery of everything from industrial goods
2.7%                           to groceries, and temporary and permanent
                               personnel procurement. Hays is expanding throughout Europe with the growth of outsourcing as a way to reduce costs.

Telefonica SA                  Spanish-based telecommunications service
Telecommunication Services     provider with large Latin American holdings
2.7%                           for which it has substantially improved service.
                               Usage of its fixed lines is increasing in Spain, as are value-added services such as Internet and data transmission. Telefonica has a rapidly expanding World Wide Web business, exploiting its Spanish-language advantage in Spain and Latin America.

Hennes & Moritz AB             A leader in consumer-friendly retailing, H&M
Retail                         operates about 550 stores throughout Europe,
2.7%                           and is expanding to the United States. 1998
                               earnings per share grew 35%; same-store sales in Germany increased even in a shrinking overall market. H&M's value-for-money focus is still rare in Europe, and wins customers.

Portfolio of Investments as of
October 31, 1999 (Unaudited)                PRUDENTIAL EUROPE GROWTH FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
----------------------------------------------------------------
LONG-TERM INVESTMENTS--93.1%
COMMON STOCKS--90.5%
----------------------------------------------------------------
Belgium--1.4%
  73,262     KBC Bancassurance Holding             $  3,784,944
------------------------------------------------------------
Federal Republic of Germany--6.0%
  13,426     DePfa Deutsche Pfandbriefbank AG         1,167,137
  18,423     Epcos AG(a)                                757,158
  46,970     Karstadt AG                              2,129,480
  23,200     Mannesmann AG                            3,656,906
  31,441     Metallgesellschaft AG                      654,709
  11,000     Philipp Holzmann AG(a)                   1,600,503
  12,112     SAP AG                                   4,510,464
  32,300     SGL Carbon AG                            2,072,277
                                                   ------------
                                                     16,548,634
------------------------------------------------------------
Finland--4.4%
  80,850     Nokia Corp.                              9,275,418
  98,350     Sonera Oyj                               2,960,500
                                                   ------------
                                                     12,235,918
------------------------------------------------------------
France--15.1%
  26,946     Carrefour SA(a)                          5,000,249
  40,741     Compagnie Generale de Geophysique
                SA                                    2,126,285
  14,500     Havas Advertising SA                     4,074,270
  21,783     Legrand SA                               5,224,969
  39,264     Rexel SA                                 3,518,829
 167,037     Rhodia SA                                3,231,717
  30,166     SEITA                                    1,685,692
  27,006     Sidel SA                                 2,705,008
  52,529     Societe Generale d'Enterprises SA        2,447,970
  41,360     Total Fina SA                         $  5,603,615
 107,508     Usinor SA                                1,497,367
  61,740     Valeo SA                                 4,446,026
                                                   ------------
                                                     41,561,997
------------------------------------------------------------
Ireland--1.5%
 447,236     Bank of Ireland                          3,498,850
 127,497     Eircom PLC(a)                              532,328
                                                   ------------
                                                      4,031,178
------------------------------------------------------------
Italy--8.4%
 338,475     Autogrill SpA                            3,625,809
  58,800     Bipop-Carire SpA                         2,495,329
 267,500     Class Editori                            2,259,129
2,972,100    Seat Pagine Gialle SpA                   4,246,072
1,063,832    Telecom Italia SpA                       6,662,606
 848,961     UniCredito Italiano SpA                  3,983,203
                                                   ------------
                                                     23,272,148
------------------------------------------------------------
Netherlands--5.3%
  19,830     DSM NV                                     752,679
  89,870     Heineken NV                              4,594,641
  46,226     Nutreco Holding NV                       1,583,997
  42,200     Randstad Holding NV                      2,144,589
  44,400     Royal Dutch Petroleum Co.                2,660,390
  38,100     United Pan-Europe Communications
                NV(a)                                 2,936,480
                                                   ------------
                                                     14,672,776

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
October 31, 1999 (Unaudited)                PRUDENTIAL EUROPE GROWTH FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
----------------------------------------------------------------
Norway--1.4%
  97,835     Tomra Systems ASA                     $  3,747,654
------------------------------------------------------------
Portugal--0.4%
   8,904     Telecel-Comunicacoes Pessoais SA(a)      1,158,470
------------------------------------------------------------
Spain--6.5%
 560,692     Banco Santander Central Hispano SA       5,834,803
  75,567     Centros Comerciales Continente SA        1,812,584
  87,837     NH Hoteles SA                              995,567
 450,753     Telefonica SA(a)                         7,432,930
 361,509     TelePizza SA(a)                          1,936,277
                                                   ------------
                                                     18,012,161
------------------------------------------------------------
Sweden--5.8%
 276,560     Hennes & Mauritz AB                      7,369,492
 121,300     Mo och Domsjoe AB                        3,579,917
 105,400     Modern Times Group MTG AB(a)             3,419,156
  36,789     NetCom AB(a)                             1,532,165
                                                   ------------
                                                     15,900,730
------------------------------------------------------------
Switzerland--4.9%
   1,712     Ares-Serono Group                        2,666,562
   2,870     Holderbank Financiere Glarus AG          3,540,346
   1,530     Julius Baer Holding Ltd.              $  4,610,311
     839     Mikron Holding AG                          260,809
   2,618     Stratec Holding AG                         973,835
   1,963     The Swatch Group AG                      1,566,169
                                                   ------------
                                                     13,618,032
------------------------------------------------------------
United Kingdom--29.4%
1,343,976    Aegis Group PLC                          3,534,977
 218,130     Barclays PLC                             6,694,756
 603,207     Bodycote International PLC               2,459,196
 462,788     British Sky Broadcasting PLC(a)          4,990,694
 246,842     Capita Group PLC                         3,266,555
 140,700     COLT Telecom Group(a)                    4,202,658
 730,590     Compass Group PLC                        7,806,604
 345,224     Dixons Group PLC                         6,117,793
 658,945     Electrocomponents PLC                    5,903,651
 417,520     GKN PLC                                  6,719,470
 649,646     Hays PLC                                 7,390,229
 752,162     Invensys PLC                             3,703,252
 523,159     Misys PLC                                4,373,204
  42,032     SEMA Group PLC                             549,316
 253,008     SmithKline Beecham PLC                   3,264,968
 216,300     Standard Chartered PLC                   3,029,501
1,552,880    Vodafone Group PLC                       7,237,124
                                                   ------------
                                                     81,243,948
                                                   ------------
             Total common stocks
                (cost $168,413,487)                 249,788,590
                                                   ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
October 31, 1999 (Unaudited)                PRUDENTIAL EUROPE GROWTH FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Shares       Description                          Value (Note 1)
----------------------------------------------------------------
PREFERRED STOCKS--2.6%
------------------------------------------------------------
Federal Republic of Germany--2.6%
   1,156     Porsche AG                            $  3,156,765
   2,778     SAP AG                                   1,227,244
 101,152     Wella AG                                 2,826,214
                                                   ------------
             Total preferred stocks
                (cost $6,061,406)                     7,210,223
                                                   ------------
             Total long-term investments
                (cost $174,474,893)                 256,998,813
                                                   ------------
SHORT-TERM INVESTMENTS--2.4%
------------------------------------------------------------
Principal
Amount
(000)
United States
------------------------------------------------------------
Repurchase Agreements--2.4%
$  6,638     Joint Repurchase Agreement Account,
                5.21%, 11/1/99
                (cost $6,638,000; Note 5)             6,638,000
                                                   ------------
------------------------------------------------------------
Total Investments--95.5%
             (cost $181,112,893; Note 4)            263,636,813
             Other assets in excess of
                liabilities--4.5%                    12,418,864
                                                   ------------
             Net Assets--100%                      $276,055,677
                                                   ------------
                                                   ------------

---------------
(a) Non-income producing security.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 1999 was as follows:

Telecommunication Services............................   15.9%
Banking...............................................   12.7
Retail................................................    8.7
Electrical & Electronics..............................    5.6
Automobiles & Auto Parts..............................    5.2
Computer Products & Services..........................    3.8
Oil & Natural Gas Production..........................    3.7
Food Products & Services..............................    3.4
Media.................................................    3.1
Advertising...........................................    2.8
Business & Public Services............................    2.7
Medical Products & Services...........................    2.5
Machinery & Engineering...............................    2.4
Publishing............................................    2.3
Chemicals.............................................    2.2
Restaurants...........................................    2.0
Human Resources.......................................    2.0
Building Materials & Components.......................    1.9
Beverages.............................................    1.6
Diversified Operations................................    1.6
Waste Management......................................    1.4
Paper & Forest Products...............................    1.3
Cosmetics & Toiletries................................    1.0
Manufacturing.........................................    0.9
Construction..........................................    0.9
Tobacco...............................................    0.6
Steel & Metal Producers...............................    0.5
Hotels................................................    0.4
Other assets in excess of liabilities
  (including Repurchase Agreement)....................    6.9
                                                        -----
                                                        100.0%
                                                        -----
                                                        -----

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
(Unaudited)                                 PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                        October 31, 1999
Investments, at value (cost $181,112,893).................................................................        $263,636,813
Foeign currency, at value (cost $11,680,740)..............................................................          11,493,287
Cash......................................................................................................               1,887
Receivable for investments sold...........................................................................           1,551,554
Receivable for Fund shares sold...........................................................................             699,645
Prepaid and other assets..................................................................................             273,200
Dividends and interest receivable.........................................................................              85,189
                                                                                                                ----------------
   Total assets...........................................................................................         277,741,575
                                                                                                                ----------------
Liabilities
Payable for Fund shares reacquired........................................................................             975,465
Accrued expenses..........................................................................................             351,952
Distribution fee payable..................................................................................             174,926
Management fee payable....................................................................................             173,561
Foreign withholding taxes payable.........................................................................               9,994
                                                                                                                ----------------
   Total liabilities......................................................................................           1,685,898
                                                                                                                ----------------
Net Assets................................................................................................        $276,055,677
                                                                                                                ----------------
                                                                                                                ----------------
Net assets were comprised of:
   Common stock, at par...................................................................................        $     14,870
   Paid-in capital in excess of par.......................................................................         187,179,289
                                                                                                                ----------------
                                                                                                                   187,194,159
   Distributions in excess of net investment income.......................................................          (3,503,826)
   Accumulated net realized gain on investments and foreign currency transactions.........................          10,047,985
   Net unrealized appreciation on investments and foreign currencies......................................          82,317,359
                                                                                                                ----------------
Net Assets, October 31, 1999..............................................................................        $276,055,677
                                                                                                                ----------------
                                                                                                                ----------------
Class A:
   Net asset value and redemption price per share
      ($75,515,893 / 3,975,793 shares of common stock issued and outstanding).............................               $18.99
   Maximum sales charge (5% of offering price)............................................................                1.00
                                                                                                                ----------------
   Maximum offering price to public.......................................................................               $19.99
                                                                                                                ----------------
                                                                                                                ----------------
Class B:
   Net asset value, offering price and redemption price per share
      ($175,352,210 / 9,544,327 shares of common stock issued and outstanding)............................               $18.37
                                                                                                                ----------------
                                                                                                                ----------------
Class C:
   Net asset value and redemption price per share
      ($14,322,060 / 779,513 shares of common stock issued and outstanding)...............................               $18.37
   Sales charge (1% of offering price)....................................................................                  .19
                                                                                                                ----------------
   Offering price to public...............................................................................               $18.56
                                                                                                                ----------------
                                                                                                                ----------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($10,865,514 / 570,336 shares of common stock issued and outstanding)...............................               $19.05
                                                                                                                ----------------
                                                                                                                ----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Loss                           October 31, 1999
Income
   Dividends (net of foreign withholding
      taxes of $321,900)...................     $  2,134,914
   Interest................................           43,735
                                              ----------------
      Total income.........................        2,178,649
                                              ----------------
Expenses
   Management fee..........................        1,065,952
   Distribution fee--Class A...............           93,287
   Distribution fee--Class B...............          920,165
   Distribution fee--Class C...............           72,600
   Transfer agent's fees and expenses......          245,000
   Custodian's fees and expenses...........          245,000
   Reports to shareholders.................           60,000
   Registration fees.......................           37,000
   Audit fees and expenses.................           18,000
   Directors' fees and expenses............           12,000
   Legal fees and expenses.................            8,000
   Miscellaneous...........................            3,438
                                              ----------------
      Total expenses.......................        2,780,442
                                              ----------------
Net investment loss........................         (601,793)
                                              ----------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.................       14,383,022
   Foreign currency transactions...........       (3,037,370)
                                              ----------------
                                                  11,345,652
                                              ----------------
Net change in unrealized depreciation of:
   Investments.............................       (7,891,418)
   Foreign currencies......................         (179,901)
                                              ----------------
                                                  (8,071,319)
                                              ----------------
Net gain on investments and foreign
   currencies..............................        3,274,333
                                              ----------------
Net Increase in Net Assets
Resulting from Operations..................     $  2,672,540
                                              ----------------
                                              ----------------


PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                      Ended         Year Ended
Increase                           October 31,       April 30,
in Net Assets                         1999             1999
Operations
   Net investment loss..........  $    (601,793)   $  (1,048,076)
   Net realized gain on
      investment and foreign
      currency transactions.....     11,345,652        3,092,402
   Net change in unrealized
      appreciation
      (depreciation) of
      investments and foreign
      currencies................     (8,071,319)         566,716
                                  -------------    -------------
   Net increase in net assets
      resulting from
      operations................      2,672,540        2,611,042
                                  -------------    -------------
Dividends and distributions
   (Note 1):
   Dividends in excess of net
      investment income
      Class A...................             --         (830,201)
      Class B...................             --       (1,011,041)
      Class C...................             --          (71,585)
      Class Z...................             --         (135,753)
                                  -------------    -------------
                                             --       (2,048,580)
                                  -------------    -------------
   Distributions from net
      realized gains
      Class A...................             --       (4,081,825)
      Class B...................             --      (11,930,280)
      Class C...................             --         (844,703)
      Class Z...................             --         (572,100)
                                  -------------    -------------
                                             --      (17,428,908)
                                  -------------    -------------
Fund share transactions (net of
   share conversions) (Note 6):
   Net proceeds from shares
      sold......................    157,417,437      334,649,118
   Net asset value of shares
      issued in reinvestment of
      distributions.............             --       18,358,228
   Cost of shares reacquired....   (184,399,810)    (281,351,717)
                                  -------------    -------------
   Net increase (decrease) in
      net assets
      from Fund share
      transactions..............    (26,982,373)      71,655,629
                                  -------------    -------------
Total increase (decrease).......    (24,309,833)      54,789,183
Net Assets
Beginning of period.............    300,365,510      245,576,327
                                  -------------    -------------
End of period...................  $ 276,055,677    $ 300,365,510
                                  -------------    -------------
                                  -------------    -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Notes to Financial Statements (Unaudited)    PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------
Prudential Europe Growth Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in Europe. The Fund was incorporated in Maryland on March 18, 1994 and commenced investment operations on July 13, 1994.

------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange as reported by a major bank:

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, such realized foreign currency gains (losses) related to portfolio securities are included in the net realized gains on investment transactions.

Net realized loss on foreign currency transactions of $3,037,370 represents net foreign exchange gains or losses from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.
--------------------------------------------------------------------------------
                                       8

Notes to Financial Statements (Unaudited)    PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------
Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC, through an agreement with PRICOA Asset Management Ltd. ('PRICOA'), furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investments Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended October 31, 1999.

PIMS has advised the Fund that it has received approximately $59,200 and $10,600 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended October 31, 1999. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has also advised the Fund that for the six months ended October 31, 1999, it has received approximately $188,800 and $5,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIFM, PIC, PIMS and PRICOA are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any borrowings will be at market rates. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. The Fund did not borrow any amounts pursuant to the agreement for the six months ended October 31, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.

------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended October 31, 1999, the Fund incurred fees of approximately $206,500 for the services of PMFS. As of October 31, 1999, approximately $34,700 of such fees were due to PMFS. Transfer agent's fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended October 31, 1999 were $70,825,184 and $109,334,162, respectively.

The cost basis of investments for federal income tax purposes at October 31, 1999 was $181,127,301 and, accordingly, net unrealized appreciation for federal income tax purposes was $82,509,512 (gross unrealized appreciation--$86,660,294; gross unrealized depreciation--$4,150,782).

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily
--------------------------------------------------------------------------------
                                       9

Notes to Financial Statements (Unaudited)    PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------
aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of October 31, 1999, the Fund had a 0.7% undivided interest in repurchase agreements in the joint account. The undivided interest for the Fund represents $6,638,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

Bear, Stearns & Co. Inc., 5.23%, in the principal amount of $250,000,000, repurchase price $250,108,958, due 11/1/99. The value of the collateral including accrued interest was $255,352,721.

Goldman, Sachs & Co., 5.18%, in the principal amount of $194,830,000, repurchase price $194,914,102, due 11/1/99. The value of the collateral including accrued interest was $198,727,175.

Morgan (J.P.) Securities, Inc., 5.22%, in the principal amount of $250,000,000, repurchase price $250,108,750, due 11/1/99. The value of the collateral including accrued interest was $255,000,115.

Salomon Smith Barney, Inc., 5.22%, in the principal amount of $250,000,000, repurchase price $250,108,750, due 11/1/99. The value of the collateral including accrued interest was $255,452,608.

------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the participants of employee benefit plans qualified under Section 401, 457 and 403(b)(7) of the Internal Revenue Code, and nonqualified plans for which the Fund is an available option. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. There are 2 billion shares of $.001 par value common stock authorized and divided into four classes, designated Class A, Class B, Class C and Class Z Shares, each consisting of 500 million authorized shares.

Transactions in shares of common shares were as follows:

Class A                                Shares         Amount
-----------------------------------  -----------   -------------
Six months ended October 31, 1999:
Shares sold........................    6,052,381   $ 112,532,343
Shares reacquired..................   (6,345,327)   (118,644,060)
                                     -----------   -------------
Net decrease in shares outstanding
  before conversion................     (292,946)     (6,111,717)
Shares issued upon conversion from
  Class B..........................      115,526       2,176,215
                                     -----------   -------------
Net decrease in shares
  outstanding......................     (177,420)  $  (3,935,502)
                                     -----------   -------------
                                     -----------   -------------
Year ended April 30, 1999:
Shares sold........................    8,345,087   $ 157,661,177
Shares issued in reinvestment of
  dividends and distributions......      262,851       4,634,072
Shares reacquired..................   (7,460,560)   (140,333,930)
                                     -----------   -------------
Net increase in shares outstanding
  before conversion................    1,147,378      21,961,319
Shares issued upon conversion from
  Class B..........................      217,986       4,151,642
                                     -----------   -------------
Net increase in shares
  outstanding......................    1,365,364   $  26,112,961
                                     -----------   -------------
                                     -----------   -------------
Class B
-----------------------------------
Six months ended October 31, 1999:
Shares sold........................    1,029,150   $  18,517,563
Shares reacquired..................   (2,112,184)    (38,184,914)
                                     -----------   -------------
Net decrease in shares outstanding
  before conversion................   (1,083,034)    (19,667,351)
Shares reacquired upon conversion
  into Class A.....................     (119,158)     (2,176,215)
                                     -----------   -------------
Net decrease in shares
  outstanding......................   (1,202,192)  $ (21,843,566)
                                     -----------   -------------
                                     -----------   -------------
Year ended April 30, 1999:
Shares sold........................    5,915,979   $ 110,988,705
Shares issued in reinvestment of
  dividends and distributions......      706,372      12,142,534
Shares reacquired..................   (4,740,107)    (86,581,806)
                                     -----------   -------------
Net increase in shares outstanding
  before conversion................    1,882,244      36,549,433
Shares reacquired upon conversion
  into Class A.....................     (224,271)     (4,151,642)
                                     -----------   -------------
Net increase in shares
  outstanding......................    1,657,973   $  32,397,791
                                     -----------   -------------
                                     -----------   -------------

--------------------------------------------------------------------------------
                                       10

Notes to Financial Statements (Unaudited)    PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

Class C                                Shares         Amount
-----------------------------------  -----------   -------------
Six months ended October 31, 1999:
Shares sold........................    1,041,988   $  18,769,565
Shares reacquired..................   (1,088,290)    (19,695,641)
                                     -----------   -------------
Net decrease in shares
  outstanding......................      (46,302)  $    (926,076)
                                     -----------   -------------
                                     -----------   -------------
Year ended April 30, 1999:
Shares sold........................    1,963,862   $  36,030,413
Shares issued in reinvestment of
  dividends and distributions......       51,609         887,682
Shares reacquired..................   (1,763,515)    (32,324,685)
                                     -----------   -------------
Net increase in shares
  outstanding......................      251,956   $   4,593,410
                                     -----------   -------------
                                     -----------   -------------
Class Z
-----------------------------------
Six months ended October 31, 1999:
Shares sold........................      407,381   $   7,597,966
Shares reacquired..................     (419,764)     (7,875,195)
                                     -----------   -------------
Net decrease in shares outstanding
  before conversion................      (12,383)  $    (277,229)
                                     -----------   -------------
                                     -----------   -------------
Year ended April 30, 1999:
Shares sold........................    1,543,484   $  29,968,823
Shares issued in reinvestment of
  dividends and distributions......       39,317         693,940
Shares reacquired..................   (1,155,152)    (22,111,296)
                                     -----------   -------------
Net increase in shares
  outstanding......................      427,649   $   8,551,467
                                     -----------   -------------
                                     -----------   -------------

------------------------------------------------------------
Note 7. Distributions
On December 13, 1999 the Board of Directors of the Fund declared a long-term capital gain distribution of $0.96 per share for Class A, Class B, Class C and Class Z shares respectively, payable on December 15, 1999 to shareholders of record on December 14, 1999.
--------------------------------------------------------------------------------
                                       11

Financial Highlights (Unaudited)             PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

                                                                                           Class A
                                                                 -----------------------------------------------------------
                                                                 Six months
                                                                    Ended                   Years Ended April 30,
                                                                 October 31,     -------------------------------------------
                                                                   1999(c)       1999(c)     1998(c)      1997       1996(c)
                                                                 -----------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................      $ 18.80       $ 19.91     $ 15.46     $ 13.69     $ 11.77
                                                                 -----------     -------     -------     -------     -------
Income from investment operations
Net investment income........................................          .01           .03         .01         .09         .06
Net realized and unrealized gain on investment and foreign
   currency transactions.....................................          .18           .28        6.38        2.24        1.86
                                                                 -----------     -------     -------     -------     -------
   Total from investment operations..........................          .19           .31        6.39        2.33        1.92
                                                                 -----------     -------     -------     -------     -------
Less Distributions
Distributions in excess of net investment income.............       --              (.24)       (.14)      --          --
Distributions from net realized gains on investment and
   foreign currency transactions.............................       --             (1.18)      (1.80)       (.56)      --
                                                                 -----------     -------     -------     -------     -------
   Total distributions.......................................       --             (1.42)      (1.94)       (.56)      --
                                                                 -----------     -------     -------     -------     -------
Net asset value, end of period...............................      $ 18.99       $ 18.80     $ 19.91     $ 15.46     $ 13.69
                                                                 -----------     -------     -------     -------     -------
                                                                 -----------     -------     -------     -------     -------
TOTAL RETURN(d):.............................................         1.01%         2.03%      44.93%      17.20%      16.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................      $75,516       $78,074     $55,507     $38,807     $47,789
Average net assets (000).....................................      $74,224       $67,286     $42,885     $37,834     $47,183
Ratios to average net assets:
   Expenses, including distribution fees.....................         1.44%(a)      1.43%       1.39%       1.36%       1.53%
   Expenses, excluding distribution fees.....................         1.19%(a)      1.18%       1.14%       1.11%       1.28%
   Net investment income.....................................          .07%(a)       .15%        .08%        .57%        .44%
For Class A, B, C and Z shares:
Portfolio turnover rate......................................           26%           62%         50%         31%         65%
                                                                  July 13, 1994(b)
                                                                      Through
                                                                     April 30,
                                                                      1995(c)
                                                                  ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................      $  11.40
                                                                     ------
Income from investment operations
Net investment income........................................           .01
Net realized and unrealized gain on investment and foreign
   currency transactions.....................................           .36
                                                                     ------
   Total from investment operations..........................           .37
                                                                     ------
Less Distributions
Distributions in excess of net investment income.............       --
Distributions from net realized gains on investment and
   foreign currency transactions.............................       --
                                                                     ------
   Total distributions.......................................       --
                                                                     ------
Net asset value, end of period...............................      $  11.77
                                                                     ------
                                                                     ------
TOTAL RETURN(d):.............................................          3.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................      $ 41,963
Average net assets (000).....................................      $ 29,598
Ratios to average net assets:
   Expenses, including distribution fees.....................          1.84%(a)
   Expenses, excluding distribution fees.....................          1.59%(a)
   Net investment income.....................................           .06%(a)
For Class A, B, C and Z shares:
Portfolio turnover rate......................................            25%

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on weighted average shares outstanding, by class.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Financial Highlights (Unaudited)             PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

                                                                                             Class B
                                                                 ---------------------------------------------------------------
                                                                 Six months
                                                                    Ended                     Years Ended April 30,
                                                                 October 31,     -----------------------------------------------
                                                                   1999(c)       1999(c)      1998(c)        1997       1996(c)
                                                                 -----------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................     $   18.26      $  19.35     $  15.12     $  13.49     $  11.69
                                                                 -----------     --------     --------     --------     --------
Income from investment operations
Net investment loss..........................................          (.06)         (.11)        (.11)        (.04)        (.04)
Net realized and unrealized gain on investment and foreign
   currency transactions.....................................           .17           .30         6.15         2.23         1.84
                                                                 -----------     --------     --------     --------     --------
   Total from investment operations..........................           .11           .19         6.04         2.19         1.80
                                                                 -----------     --------     --------     --------     --------
Less Distributions
Distributions in excess of net investment income.............        --              (.10)        (.01)       --           --
Distributions from net realized gains on investment and
   foreign currency transactions.............................        --             (1.18)       (1.80)        (.56)       --
                                                                 -----------     --------     --------     --------     --------
   Total distributions.......................................        --             (1.28)       (1.81)        (.56)       --
                                                                 -----------     --------     --------     --------     --------
Net asset value, end of period...............................     $   18.37      $  18.26     $  19.35     $  15.12     $  13.49
                                                                 -----------     --------     --------     --------     --------
                                                                 -----------     --------     --------     --------     --------
TOTAL RETURN(d):.............................................          0.60%         1.39%       43.35%       16.41%       15.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................     $ 175,352      $196,247     $175,857     $139,277     $125,868
Average net assets (000).....................................     $ 183,033      $191,220     $147,492     $133,135     $122,255
Ratios to average net assets:
   Expenses, including distribution fees.....................          2.19%(a)      2.18%        2.14%        2.11%        2.28%
   Expenses, excluding distribution fees.....................          1.19%(a)      1.18%        1.14%        1.11%        1.28%
   Net investment loss.......................................          (.65)%(a)     (.57)%       (.69)%       (.27)%       (.33)%
                                                                 July 13, 1994(b)
                                                                     Through
                                                                    April 30,
                                                                     1995(c)
                                                                 ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................      $  11.40
                                                                    -------
Income from investment operations
Net investment loss..........................................          (.06)
Net realized and unrealized gain on investment and foreign
   currency transactions.....................................           .35
                                                                    -------
   Total from investment operations..........................           .29
                                                                    -------
Less Distributions
Distributions in excess of net investment income.............       --
Distributions from net realized gains on investment and
   foreign currency transactions.............................       --
                                                                    -------
   Total distributions.......................................       --
                                                                    -------
Net asset value, end of period...............................      $  11.69
                                                                    -------
                                                                    -------
TOTAL RETURN(d):.............................................          2.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................      $106,081
Average net assets (000).....................................      $ 85,623
Ratios to average net assets:
   Expenses, including distribution fees.....................          2.59%(a)
   Expenses, excluding distribution fees.....................          1.59%(a)
   Net investment loss.......................................          (.71)%(a)

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on weighted average shares outstanding, by class.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

Financial Highlights (Unaudited)             PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

                                                                                            Class C
                                                                 -------------------------------------------------------------
                                                                   Six months
                                                                     Ended                    Years Ended April 30,
                                                                  October 31,       ------------------------------------------
                                                                    1999(c)         1999(c)     1998(c)      1997      1996(c)
                                                                --------------     -------     -------     ------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................       $  18.25        $ 19.38     $ 15.12     $13.49     $11.69
                                                                      ------        -------     -------     ------     -------
Income from investment operations
Net investment loss..........................................           (.06)          (.11)       (.11)      (.04)      (.04)
Net realized and unrealized gain on investment and foreign
   currency transactions.....................................            .18            .26        6.18       2.23       1.84
                                                                      ------        -------     -------     ------     -------
   Total from investment operations..........................            .12            .15        6.07       2.19       1.80
                                                                      ------        -------     -------     ------     -------
Less Distributions
Distributions in excess of net investment income.............        --                (.10)       (.01)      --         --
Distributions from net realized gains on investment and
   foreign currency transactions.............................        --               (1.18)      (1.80)      (.56)      --
                                                                      ------        -------     -------     ------     -------
   Total distributions.......................................        --               (1.28)      (1.81)      (.56)      --
                                                                      ------        -------     -------     ------     -------
Net asset value, end of period...............................       $  18.37        $ 18.25     $ 19.38     $15.12     $13.49
                                                                      ------        -------     -------     ------     -------
                                                                      ------        -------     -------     ------     -------
TOTAL RETURN(d):.............................................           0.66%          1.18%      43.55%     16.41%     15.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................       $ 14,322        $15,073     $11,122     $8,010     $7,741
Average net assets (000).....................................       $ 14,441        $13,465     $ 8,526     $8,002     $7,768
Ratios to average net assets:
   Expenses, including distribution fees.....................           2.19%(a)       2.18%       2.14%      2.11%      2.28%
   Expenses, excluding distribution fees.....................           1.19%(a)       1.18%       1.14%      1.11%      1.28%
   Net investment loss.......................................           (.67)%(a)      (.61)%      (.66)%     (.25)%     (.30)%
                                                                  July 13, 1994(b)
                                                                      Through
                                                                     April 30,
                                                                      1995(c)
                                                                  ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................       $11.40
                                                                     -----
Income from investment operations
Net investment loss..........................................         (.06)
Net realized and unrealized gain on investment and foreign
   currency transactions.....................................         .35>
                                                                     -----
   Total from investment operations..........................          .29
                                                                     -----
Less Distributions
Distributions in excess of net investment income.............      --
Distributions from net realized gains on investment and
   foreign currency transactions.............................      --
                                                                     -----
   Total distributions.......................................      --
                                                                     -----
Net asset value, end of period...............................       $11.69
                                                                     -----
                                                                     -----
TOTAL RETURN(d):.............................................         2.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................       $7,260
Average net assets (000).....................................       $6,094
Ratios to average net assets:
   Expenses, including distribution fees.....................         2.59%(a)
   Expenses, excluding distribution fees.....................         1.59%(a)
   Net investment loss.......................................         (.71)%(a)

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on weighted average shares outstanding, by class.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

Financial Highlights (Unaudited)             PRUDENTIAL EUROPE GROWTH FUND, INC.
--------------------------------------------------------------------------------

                                                                                      Class Z
                                                                 --------------------------------------------------
                                                                   Six months
                                                                     Ended               Years Ended April 30,
                                                                  October 31,       -------------------------------
                                                                    1999(c)         1999(c)     1998(c)      1997
                                                                 --------------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................       $  18.83        $ 19.93     $ 15.51     $ 13.68
                                                                      ------        -------     -------     -------
Income from investment operations
Net investment income........................................            .03            .05         .04         .02
Net realized and unrealized gain on investment and foreign
   currency transactions.....................................            .19            .31        6.37        2.37
                                                                      ------        -------     -------     -------
   Total from investment operations..........................            .22            .36        6.41        2.39
                                                                      ------        -------     -------     -------
Less Distributions
Distributions in excess of net investment income.............        --                (.28)       (.19)      --
Distributions from net realized gains on investment and
   foreign currency transactions.............................        --               (1.18)      (1.80)       (.56)
                                                                      ------        -------     -------     -------
   Total distributions.......................................        --               (1.46)      (1.99)       (.56)
                                                                      ------        -------     -------     -------
Net asset value, end of period...............................       $  19.05        $ 18.83     $ 19.93     $ 15.51
                                                                      ------        -------     -------     -------
                                                                      ------        -------     -------     -------
TOTAL RETURN(d):.............................................           1.17%          2.35%      44.95%      17.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................       $ 10,866        $10,972     $ 3,090     $11,949
Average net assets (000).....................................       $ 11,011        $ 8,572     $12,148     $ 7,958
Ratios to average net assets:
   Expenses, including distribution fees.....................           1.19%(a)       1.18%       1.14%       1.11%
   Expenses, excluding distribution fees.....................           1.19%(a)       1.18%       1.14%       1.11%
   Net investment income.....................................            .33%(a)        .25%        .26%        .22%
                                                                 April 15, 1996(b)
                                                                      Through
                                                                     April 30,
                                                                      1996(c)
                                                                 -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........................       $ 13.40
                                                                      -----
Income from investment operations
Net investment income........................................           .28
Net realized and unrealized gain on investment and foreign
   currency transactions.....................................       --
                                                                      -----
   Total from investment operations..........................           .28
                                                                      -----
Less Distributions
Distributions in excess of net investment income.............       --
Distributions from net realized gains on investment and
   foreign currency transactions.............................       --
                                                                      -----
   Total distributions.......................................       --
                                                                      -----
Net asset value, end of period...............................       $ 13.68
                                                                      -----
                                                                      -----
TOTAL RETURN(d):.............................................          2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..............................       $   204(e)
Average net assets (000).....................................       $   203(e)
Ratios to average net assets:
   Expenses, including distribution fees.....................          1.28%(a)
   Expenses, excluding distribution fees.....................          1.28%(a)
   Net investment income.....................................           .54%(a)

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on weighted average shares outstanding, by class.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Figures are actual and not rounded to the nearest thousand.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

Getting the Most from Your Prudential Mutual Fund
How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Robin B. Smith
Stephen Stoneburn
John R. Strangfeld
Nancy H. Teeters
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
Stephen M. Ungerman, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

PRICOA Asset Management Ltd.
115 Houndsditch
London EC3A7BU

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Prudential Investments is a unit of The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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Class   NASDAQ    Cusip
  A     PRAEX   74431N103
  B     PRBEX   74431N202
  C      --     74431N301
  Z      --     74431N400  MF160E2